------------------------------------------------------------
      TABLE OF CONTENTS
      ------------------------------------------------------------

      ------------------------------------------------------------
      PERFORMANCE SUMMARY                                        2
      ------------------------------------------------------------
      LETTER TO SHAREHOLDERS                                     3
      ------------------------------------------------------------
      THE GUARDIAN PARK AVENUE FUND
      ------------------------------------------------------------
        INTERVIEW WITH CHARLES E. ALBERS                         4
      ------------------------------------------------------------
        FUND PROFILE                                             6
      ------------------------------------------------------------
      FINANCIALS
      ------------------------------------------------------------
        THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT                 8
      ------------------------------------------------------------
        THE GUARDIAN PARK AVENUE FUND                           15
      ------------------------------------------------------------

-------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
-----------------------------------------------

OBJECTIVE:  Long-term growth of capital
-----------------------------------------------
PORTFOLIO:  At least 80% common stocks and
            securities convertible into
            common stocks
-----------------------------------------------
INCEPTION:  June 1, 1972
-----------------------------------------------
Net Assets at June 30, 1997: $1,936,054,659
-----------------------------------------------


     "OUR QUANTITATIVE MODELS LOOK AT THE PORTFOLIO TWO DIFFERENT WAYS:
"TOP-DOWN" AND "BOTTOM-UP." THE "TOP-DOWN" APPROACH INVOLVES A CLUSTER OF DIFFERENT PREDICTIVE MODELS THAT WE USE TO IDENTIFY WHICH OVERALL PORTFOLIO STYLE HAS THE MOST ATTRACTIVE PERFORMANCE PROSPECTS. THE "BOTTOM-UP" APPROACH USES OUR MULTI-FACTOR STOCK SCORING SYSTEM TO IDENTIFY SPECIFIC ATTRACTIVE STOCKS WITHIN OUR 2000-STOCK RESEARCH UNIVERSE."

            --CHARLES E. ALBERS, C.F.A.
              PORTFOLIO MANAGER

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY
-------------------------------


              [GRAPHICAL REPRESENTATION OF GUARDIAN LIFE BUILDING]



                           ----------------------------------------------------
                           INVESTMENT OPTION                      TOTAL RETURN*
                           -----------------                      ------------
                           The Guardian Park Avenue Fund ..........  33.92%
                           Value Line Leveraged Growth Investors ..  21.23%
                           Value Line Special Situations Fund .....  13.75%
                           Value Line Fund ........................  18.44%
                           Value Line Income Fund .................  18.87%
                           Value Line U.S. Govt. Securities Fund ..  14.00%
                           Value Line Cash Fund ...................   4.01%

                           ----------------------------------------------------

                           FIXED-RATE OPTION
                           -----------------
                                The annual rates of interest for amounts
                           deposited or renewed (on a contract anniversary) in the Fixed-Rate Option during the first six months of 1997 were as follows: for the months of January through April, 5.25%; and for the months of May through June, 5.40%.

                                Rates paid by the Fixed-Rate Option are subject
                           to change at any time, and may be higher or lower for new deposits or renewals, but are guaranteed from the date of deposit or renewal to the next contract anniversary.

                           ----------------------------------------------------


* The chart above shows the total returns for each investment option under Value Guard based on the percentage change in unit values during the period January 1, 1997 through June 30, 1997. In contrast to the returns presented elsewhere, changes in unit values reflect the effects of mortality and expense risk charges as well as each option's expenses to give you a better picture of an investment option's performance under the contract. Total return performance figures stated above do not, however, reflect the annual contract administration charge or possible withdrawal charges. Deduction of these amounts would reduce the stated total returns. Past performance is not a guarantee of future results. Investment returns and principal value will vary with market conditions.

   You will receive, under a separate cover, annual reports for the Value Line funds (available under Value Guard) shortly.
--------------------------------------------------------------------------------

--------------------------------
DEAR CONTRACTOWNER:
--------------------------------

       [PHOTO]

Joseph D. Sargent, CLU
President & CEO

     As the President and Chief Executive Officer of The Guardian Insurance & Annuity Company, Inc. (GIAC) and its parent, The Guardian Life Insurance Company of America, I am pleased to introduce this semiannual report on the performance results of your contract's separate account and its underlying investment options during the first six months of 1997.

ON OUR RATINGS

     Once again, we are proud to report that as of June 30, 1997, the date of this report, GIAC continues to enjoy exemplary ratings from four of the nation's leading insurance company evaluators: Moody's, Standard & Poor's, A.M. Best, and Duff & Phelps. GIAC's solid ratings reflect its ability to meet its guarantee of your contract's Fixed-Rate Option and pre-retirement death benefit. However, these ratings do not apply to Value Guard's underlying variable investment options, which are subject to the risks of investing in securities. We are very proud of our ratings as they reflect the strength of GIAC, which stands behind the contract's guarantees.

OUR COMMITMENT TO YOU

     We at The Guardian are proud of our tradition of commitment to you, our contractowners. Charles Albers, portfolio manager for the Guardian Park Avenue Fund, and I invite you to read his interview to learn more about the strategies he used to manage your investment option during the first half of 1997.

     Thank you for continuing to invest for your future through GIAC.


Regards,




/s/  JOSEPH D. SARGENT, CLU
----------------------------------------
     Joseph D. Sargent, CLU
     President & Chief Executive Officer

--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
------------------------------------

         [PHOTO]


Charles E. Albers, C.F.A.
Portfolio Manager


Q. THE STOCK MARKET'S CONTINUED STRENGTH IN 1997 HAS SURPRISED MANY MARKET OBSERVERS. HOW HAS THE FUND PERFORMED DURING THE FIRST HALF OF 1997?

A. The Guardian Park Avenue Fund has performed very well in the first half of 1997, both absolutely and also relative to our mutual fund peer group. The return to our shareholders for that period was a robust 18.40%,(1) far above historic average returns for the U.S. stock market. Also, that return substantially exceeded the return of the average fund in our peer group, Lipper U.S. Growth Funds,(2) which was a lesser 14.26% over the same period. This was accomplished in an environment where the large-cap stock index, the S&P 500,(3) completely dominated the results of most "active" money managers: its total return for the six-months ended June 30, 1997 was 20.60%.

     Of course, from a shareholder's viewpoint, what is most important is the long-term investment record. Here, too, the Fund has done well, placing it in the top 5% of Lipper Growth Funds over the last 5 years, ranking number 12 out of 280 for the five-year period and number 21 out of 174 funds (top 13%) for the 10-year peiod ended June 30, 1997.(4) And, for the last 15 years, we are pleased to note that the Fund ranked number 5 out of 113 growth funds (top 5%), a pretty impressive statistic!

--------------------------------------------------------------------------------
              COMPARATIVE AVERAGE ANNUAL
            TOTAL RETURNS FOR THE PERIODS
                 ENDED JUNE 30, 1997
           --------------------------------       GUARDIAN PARK    GUARDIAN PARK
           GUARDIAN PARK       LIPPER U.S.         AVENUE FUND      AVENUE FUND
            AVENUE FUND   GROWTH FUNDS AVERAGE    LIPPER RANK(4)    PERCENT RANK
--------------------------------------------------------------------------------
 1 Year       +35.26%           +23.62%          66 (out of 758)      Top  9%
--------------------------------------------------------------------------------
 5 Year       +23.20%           +16.58%          12 (out of 280)      Top  5%
--------------------------------------------------------------------------------
10 Year       +15.77%           +12.62%          21 (out of 174)      Top 13%
--------------------------------------------------------------------------------
15 Year       +20.30%           +16.02%           5 (out of 113)      Top  5%
--------------------------------------------------------------------------------

Q. WHAT FACTORS AFFECTED FUND PERFORMANCE IN THE FIRST HALF OF 1997?

A. Six months ago, in the Annual Report to shareholders, we said: "We continue to believe that well-established, large-cap companies have the better prospects in 1997. This view is supported both by our quantitative 'style predictor' models and also by our fundamental investment judgment."

     Our judgment at that time has been vindicated by subsequent developments. The current multi-year

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents total return for Class A shares--returns for Class B shares would be lower to reflect higher operating expenses associated with the B share class. Total return figures do not take into account the current maximum sales charges. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 25, 1988, shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower.

(2) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses. Lipper returns do not reflect the deduction of sales loads, and performance would be different if sales loads were deducted.

(3) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(4) Lipper rankings were reported in Lipper's Mutual Funds Performance Analysis Special Report 2nd Quarter 1997. Lipper rankings are based on total returns and do not take into account any deductions for sales loads.

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

cycle of domestic large-cap outperformance, which began in 1995, has continued to roll on in the first half of 1997. This phenomenon is shown in the following table:

                                             TOTAL RETURN %
                                      ----------------------------
                                                            SIX-
                                        YEAR      YEAR     MONTHS
                                       ENDED     ENDED     ENDED
                                      DEC. 31,  DEC. 31,  JUNE 30,
                                        1995      1996      1997
                                      --------  --------  --------
        Large-Cap (S&P 500)            +37.4%    +22.8%    +20.6%
        Small-Cap (Russell 2000)(5)    +28.4%    +16.5%    +10.2%
                                       -----     -----     -----
        Amount of Large-Cap
          Outperformance               + 9.0%    + 6.3%    +10.4%

     Throughout this period, from mid-1995 through mid-1997, we have positioned the Fund with a portfolio cap-size which has been much larger than those of most other actively managed funds, and this has given us a meaningful competitive advantage during this period.

                          THE GUARDIAN PARK AVENUE FUND
                    WEIGHTED AVERAGE MARKET CAPITALIZATION
                                  ($ Billions)

                    [GRAPHICAL REPRESENTATION OF BAR CHART]


Guardian Park Avenue Fund    6/30/95   12/31/95   6/30/96   12/31/96   6/30/97
                             -------   --------   -------   --------   -------
                              14.9       24.6      34.7       37.7       46.1

     Another factor that contributed to our relatively good investment performance in the first half of 1997 was our multi-factor quantitative stock scoring system. This system has generally provided us solid guidance over the years in stock selection, and this favorable record has continued into 1997.

Q. WHAT STRATEGIES DID YOU USE TO MANAGE THE FUND DURING THE FIRST HALF OF 1997?

A. There was no change in our strategic approach to managing the portfolio during this period. We believe that soundly-based quantitative models provide a valuable tool. At the same time, fast-breaking news and unusual investment issues require the balanced judgment of a capable portfolio manager. We believe the surest path to consistently above-average returns requires the synergistic results of combining good quantitative tools with good manager judgment.

     Our quantitative models look at the portfolio two different ways:
"top-down" and "bottom-up." The "top-down" approach involves a cluster of different predictive models that we use to identify which overall portfolio style has the most attractive performance prospects. The "bottom-up" approach uses our multi-factor stock scoring system to identify specific attractive stocks within our 2000-stock research universe. We believe that both the "top-down" and "bottom-up" perspectives are important, and the best results can be achieved by combining them both within one portfolio.

Q. WHAT ARE THE PORTFOLIO'S WEIGHTS IN DIFFERENT ECONOMIC SECTORS, AND HOW HAVE THESE WEIGHTINGS AFFECTED PERFORMANCE?

A. The attached pie chart shows the Fund's portfolio weightings for each of the major economic sectors as of June 30, 1997. These weightings are not the primary driver of our portfolio management process, but there is an interesting perspective here. The Fund's greatest sector overweight is the Financial sector (26.3% weight versus 15.3% in the S&P 500), and this sector was a superior performer in the first half of 1997. The Fund's greatest sector underweight was Utilities (3.2% weight versus 8.5% in the S&P 500), and this sector was a significant underperformer in the first half. The two largest S&P 500 sectors are Consumer Staples and Technology, and the Fund weighting is close to the benchmark for both.

Q. MANY INVESTORS HAVE SHIFTED TO PASSIVE "INDEXING" IN RECENT YEARS. WHAT DOES THE FUTURE HOLD FOR "ACTIVE" PORTFOLIO MANAGEMENT?

A. As shown in the table above, within the U.S. stock market, large cap stocks have been substantially

--------------------------------------------------------------------------------

(5) The Russell 2000 Index is generally considered to be representative of small-capitalization issues in the U.S. stock market. The returns for the Russell 2000 do not reflect expenses, which are deducted from the Fund's return.
--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------

outperforming small caps for roughly the last 3 years. Most active money managers in the U.S. have tended to be substantially "under-weighted" in the S&P 500 (large-cap) stocks, particularly the mega-cap stocks (the largest 50), causing their performance to lag the S&P 500 over this span.

     In response to those trends, "indexing" has been experiencing a boomlet of popularity. Many investors have been "throwing in the towel" on active portfolio management and shifting their money into funds which mimic a stock price index, most often the S&P 500. Promptly, those "index funds" turn around and buy the underlying stocks, with most of the money going into the mega-cap stocks. In the short run, this boomlet of popularity of indexing has been like a self-fulfilling prophecy: with the mega-cap stocks getting much of the incremental buying power, their prices have been pushed upward, leading the market.

     Small cap stocks, compared to large ones, have now become very cheap by historic norms. Over the long term, relative valuations between large caps and small caps will almost certainly return to normal historic relationships, and that implies that small caps will have to "catch up" on a relative performance basis.

     The bottom line: Most active money managers have looked bad during the last few years, at least relative to the S&P 500 Index. However, this seems to be a very poor time for investors to throw in the towel on all active equity managers. Indeed, over the next several years, it seems quite likely that many active managers will be able to do substantially better than the venerable, but now-bloated, S&P 500 Index.

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND PROFILE AS OF 6/30/97
---------------------------------------------------------------

          -----------------------------------------------------
          THE GUARDIAN PARK AVENUE FUND--
          TOP 10 HOLDINGS AS OF 6/30/97

           1. General Electric                            3.44%
          -----------------------------------------------------
           2. Merck & Co.                                 2.58%
          -----------------------------------------------------
           3. Bristol Myers Squibb                        2.54%
          -----------------------------------------------------
           4. Intel Corp.                                 2.34%
          -----------------------------------------------------
           5. Citicorp                                    2.15%
          -----------------------------------------------------
           6. Exxon Corp.                                 2.03%
          -----------------------------------------------------
           7. Johnson & Johnson                           1.85%
          -----------------------------------------------------
           8. DuPont DeNemours                            1.69%
          -----------------------------------------------------
           9. Coca Cola Co.                               1.68%
          -----------------------------------------------------
          10. BankAmerica                                 1.61%
          -----------------------------------------------------
          For a complete list of portfolio holdings, please see the schedule of investments.
          -----------------------------------------------------


                              SECTOR WEIGHTINGS OF
                               COMMON STOCKS HELD
                          BY THE FUND ON JUNE 30, 1997


                  [GRAPHICAL REPRESENTATION OF PIE CHART BELOW]


                       Credit Cyclicals - 0.46%
                       Utilities - 3.21%
                       Consumer Cyclical - 3.57%
                       Conglomerates - 1.47%
                       Consumer Services - 2.09%
                       Transportation - 2.10%

                       Consumer Staples - 19.99%

                       Financial - 26.29%

                       Capital Goods - 5.91%

                       Basic Industries - 3.86%

                       Energy - 15.82%

                       Capital Goods-Technology - 15.24%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


                  [GRAPHICAL REPRESENTATION OF MOUNTAIN CHART]


               The Guardian Park Avenue Fund - $452,576
               S&P 500 Index - $206,652
               Lipper U.S. Equity Growth Fund Average - $172,283
               Cost of Living - $39,010


A hypothetical $10,000 investment in Class A shares made at the inception of The Guardian Park Avenue Fund on June 1, 1972 has a starting point of $9,550, which reflects the current maximum sales charge for Class A shares of 4.5%. This investment would have grown to $452,576 on June 30, 1997. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you may not invest directly in the S&P 500 Index, a similar hypothetical investment would now be worth $206,652. The Fund also fared well relative to other U.S. growth funds. The average return of U.S. equity growth funds reported by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of The Guardian Park Avenue Fund. The average of U.S. growth funds on the same $10,000 investment over the same time period would have been $172,283. The Cost of Living, as measured by the ConsumerPrice Index, which is generally representative ofthe level of U.S. inflation, is also provided to lenda more complete understanding of the investment'sreal worth.

--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS(1) FOR PERIODS ENDED 6/30/97

                                                                         Since
                                                                       Inception
                                           1 Year   5 Years  10 Years   (6/1/72)
--------------------------------------------------------------------------------
At Net Asset Value(2) (without sales
  charge)                                  35.26%    23.20%    15.77%    16.51%
--------------------------------------------------------------------------------
Class A Shares(3) (with sales charge)      29.17%    22.07%    15.24%    16.30%
--------------------------------------------------------------------------------
S&P 500 Index                              34.59%    18.29%    14.59%    12.68%
--------------------------------------------------------------------------------

PERFORMANCE FOR CLASS B SHARES, WHICH WERE FIRST OFFERED ON MAY 1, 1996, WILL VARY DUE TO DIFFERENCES IN EXPENSES CHARGED TO EACH SHARE CLASS.

(1) Total return figures shown are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures do not take into account the current maximum sales charge of 4.5%, except where indicated. Prior to August 25, 1988, shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) Net Asset Value (NAV) assumes the reinvestment of all dividends and distributions and does not reflect the payment of sales charges.

(3) Class A share performance assumes the current maximum front-end sales charge of 4.5%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
-------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

                                                                     COMBINED
                                                                   ------------
   FIFO cost ....................................................          --
                                                                   ============
   ASSETS
     Shares outstanding .........................................          --
     Net asset value per share (NAV) ............................          --
       Total Assets (Shares x NAV) ..............................  $269,735,539
                                                                   ------------
   LIABILITIES

     Risk charges and other liabilities ..........................    3,002,913
                                                                   ------------
   NET ASSETS--NOTE 3 ............................................ $266,732,626
                                                                   ============
--------------------------------------------------------------------------------
  THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
---------------------------------------------

   COMBINED STATEMENT OF OPERATIONS
   SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

   INVESTMENT INCOME
    Income:
     Reinvested dividends ........................................ $  1,851,174
    Expenses--Note 4:
     Mortality and expense risk charges ..........................    1,363,357
                                                                   ------------
     Net investment income/(expense) .............................      487,817
                                                                   ------------
   REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
     Realized gain/(loss) from sale of investments:
       Net realized gain/(loss) from sale of investments .........    6,794,884
       Reinvested realized gain distributions ....................    3,122,270
                                                                   ------------
       Net realized gain/(loss) on investments ...................    9,917,154

     Unrealized appreciation/(depreciation) of investments:
      End of period ..............................................   87,451,870
      Beginning of period ........................................   62,197,663
                                                                   ------------
      Change in unrealized appreciation/(depreciation) ...........   25,254,207
                                                                   ------------
     Net realized and unrealized gain/(loss) from investments ....   35,171,361
                                                                   ------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ................................................... $ 35,659,178
                                                                   ============
                       See notes to financial statements.

--------------------------------------------------------------------------------




                                        VALUE LINE  VALUE LINE   VALUE LINE
 GUARDIAN                   VALUE LINE    SPECIAL   LEVERAGED  U.S. GOVERNMENT  VALUE LINE
PARK AVENUE    VALUE LINE     INCOME    SITUATIONS   GROWTH      SECURITIES        CASH
   FUND          FUND          FUND        FUND     INVESTORS       FUND           FUND
-------------------------------------------------------------------------------------------

$129,191,867   $ 7,829,622   $6,837,073   $527,115   $3,958,109   $13,339,581   $20,600,302
===========================================================================================

   4,817,758       494,577      948,150     35,054      157,025     1,158,718    20,600,302
       44.06         21.50         8.04      14.95        35.03         10.86          1.00
 212,270,398    10,633,403    7,623,123    524,053    5,500,586    12,583,674    20,600,302
------------    ----------    ---------   --------   ----------   -----------   -----------

     294,236        26,786       16,484      4,853       11,333        13,281     2,635,940
------------   -----------   ----------   --------   ----------   -----------   -----------
$211,976,162   $10,606,617   $7,606,639   $519,200   $5,489,253   $12,570,393   $17,964,362
============   ===========   ==========   ========   ==========   ===========   ===========




-------------------------------------------------------------------------------------------




$   790,412    $   32,183   $  76,080     $   --     $     --     $  431,810   $   520,689

  1,025,904        51,463      37,356       2,797       26,260        65,213       154,364
-----------    ----------   ---------     -------    ---------    ----------   -----------
   (235,492)      (19,280)     38,724      (2,797)     (26,260)      366,597       366,325
-----------    ----------   ---------     -------    ---------    ----------   -----------


  6,926,059       158,653      21,982      (2,699)      84,148      (393,259)         --
  3,122,270         --          --           --            --          --             --
-----------    ----------   ---------     -------    ---------    ----------   -----------
 10,048,329       158,653      21,982      (2,699)      84,148      (393,259)         --
-----------    ----------   ---------     -------    ---------    ----------   -----------

 83,078,531     2,803,781     786,050      (3,062)   1,542,477      (755,907)         --
 60,232,368     1,863,503     160,934     (63,676)   1,073,840    (1,069,306)         --
-----------    ----------   ---------     -------    ---------    ----------   -----------
 22,846,163       940,278     625,116      60,614      468,637       313,399          --
-----------    ----------   ---------     -------    ---------    ----------   -----------
 32,894,492     1,098,931     647,098      57,915      552,785       (79,860)         --
-----------    ----------   ---------     -------    ---------    ----------   -----------
$32,659,000   $ 1,079,651  $  685,822    $ 55,118   $  526,525    $  286,737   $   366,325
===========   ===========  ==========    ========   ==========    ==========   ===========
                       See notes to financial statements.

------------------------------------------------------------------------------------------

                                                                                         9

-------------------------------------------------------------------------------
  THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
-----------------------------------------------
COMBINED STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1996 (AUDITED)
AND SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                     COMBINED
                                                                     --------
     1996 INCREASE/(DECREASE) FROM OPERATIONS
       Net investment income/(expense)                             $  1,921,998
         Net realized gain/(loss) from sale of investments            9,507,128
       Reinvested realized gain distributions                        22,997,974
       Change in unrealized appreciation/(depreciation) of
        investments                                                   9,691,875
                                                                   ------------
       Net increase/(decrease) resulting from operations             44,118,975
                                                                   ------------
     CONTRACT TRANSACTIONS
       Net contract purchase payments                                 5,585,974
       Transfers between funds                                            --
       Administrative charges                                          (204,157)
       Redemptions and annuity benefits                             (21,757,228)
                                                                   ------------
       Net increase/(decrease) from contract transactions           (16,375,411)
                                                                   ------------
     ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT
       PERIOD                                                            47,929
                                                                   ------------
     TOTAL INCREASE/(DECREASE) IN NET ASSETS                         27,791,493
       NET ASSETS AT DECEMBER 31, 1995                              217,944,117
                                                                   ------------
       NET ASSETS AT DECEMBER 31, 1996                             $245,735,610
                                                                   ============
     1997 INCREASE/(DECREASE) FROM OPERATIONS
       Net investment income/(expense)                             $    487,817
       Net realized gain/(loss) from sale of investments              6,794,884
       Reinvested realized gain distributions                         3,122,270
       Change in unrealized appreciation/(depreciation) of
         investments                                                 25,254,207
                                                                   ------------
       Net increase/(decrease) resulting from operations             35,659,178
                                                                   ------------
     CONTRACT TRANSACTIONS
       Net contract purchase payments                                 2,560,598
       Transfers between funds                                           --
       Administrative charges                                          (130,843)
       Redemptions and annuity benefits                             (17,135,388)
                                                                   ------------
       Net increase/(decrease) from contract transactions           (14,705,633)
                                                                   ------------
     ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT
       PERIOD                                                            43,471
                                                                   ------------
     TOTAL INCREASE/(DECREASE) IN NET ASSETS                         20,997,016
       NET ASSETS AT DECEMBER 31, 1996                              245,735,610
                                                                   ------------
       NET ASSETS AT JUNE 30, 1997--NOTE 3                         $266,732,626
                                                                   ============

                      See notes to financial statements.
--------------------------------------------------------------------------------




                                        VALUE LINE  VALUE LINE   VALUE LINE
 GUARDIAN                   VALUE LINE    SPECIAL   LEVERAGED  U.S. GOVERNMENT  VALUE LINE
PARK AVENUE    VALUE LINE     INCOME    SITUATIONS   GROWTH      SECURITIES        CASH
   FUND          FUND          FUND        FUND     INVESTORS       FUND           FUND
-------------------------------------------------------------------------------------------

$    226,308   $   (43,458)  $  144,733   $    2,134 $  (49,595)  $   851,698   $   790,178
   9,259,219       234,674      121,475        9,974    379,973      (498,187)        --
  20,456,737     1,014,458      924,788      104,840    497,151          --           --


   9,229,331       570,745     (129,333)     (86,049)    94,562        12,619         --
------------   -----------   ----------   ---------- ----------   -----------   -----------
  39,171,595     1,776,419    1,061,663       30,899    922,091       366,130       790,178
------------   -----------   ----------   ---------- ----------   -----------   -----------


   4,104,455       163,013      140,420       14,788     49,624       226,268       887,406
    (736,955)       25,430      410,522       15,945   (166,525)     (607,440)    1,059,023
    (143,825)      (10,142)      (6,737)      (1,142)    (5,134)      (13,013)      (24,164)
 (13,789,822)     (546,223)    (624,340)     (88,512)  (484,999)   (2,666,666)   (3,556,666)
------------   -----------   ----------   ---------- ----------   -----------   -----------
 (10,566,147)     (367,922)     (80,135)     (58,921)  (607,034)   (3,060,851)   (1,634,401)
------------   -----------   ----------   ---------- ----------   -----------   -----------

      21,247         --           1,981         --          972        11,156        12,573
-----------    -----------   ----------   ---------- ----------   -----------   -----------
  28,626,695     1,408,497      983,509      (28,022)   316,029    (2,683,565)     (831,650)
 160,033,007     8,438,521    6,590,954      512,315  4,749,857    16,304,531    21,314,932
-----------    -----------   ----------   ---------- ----------   -----------   -----------
$188,659,702   $ 9,847,018   $7,574,463   $  484,293 $5,065,886   $13,620,966   $20,483,282
============   ===========   ==========   ========== ==========   ===========   ===========

$   (235,492)  $   (19,280)  $   38,724   $   (2,797)$  (26,260)  $   366,597   $   366,325
   6,926,059       158,653       21,982       (2,699)    84,148      (393,259)        --
   3,122,270        --            --            --          --           --           --

  22,846,163       940,278      625,116       60,614    468,637       313,399         --
------------   -----------   ----------   ---------- ----------   -----------   -----------
  32,659,000     1,079,651      685,822       55,118    526,525       286,737       366,325
------------   -----------   ----------   ---------- ----------   -----------   -----------

   1,997,072        69,134       51,930       15,833     53,259        88,437       284,933
   1,134,672       (70,832)      82,531        1,481    (14,114)     (279,867)     (853,871)
     (96,494)       (6,119)      (4,176)        (624)    (3,108)       (7,049)      (13,273)
 (12,400,594)     (312,235)    (783,875)     (36,901)  (141,442)   (1,150,601)   (2,309,740)
------------   -----------   ----------   ---------- ----------   -----------   -----------
  (9,365,344)     (320,052)    (653,590)     (20,211)  (105,405)   (1,349,080)   (2,891,951)
------------   -----------   ----------   ---------- ----------   -----------   -----------

      22,804         --             (56)        --        2,247        11,770         6,706
------------   -----------   ----------   ---------- ----------   -----------   -----------
  23,316,460       759,599       32,176       34,907    423,367    (1,050,573)   (2,518,920)
 188,659,702     9,847,018    7,574,463      484,293  5,065,886    13,620,966    20,483,282
------------   -----------   ----------   ---------- ----------   -----------   -----------
$211,976,162   $10,606,617   $7,606,639   $  519,200 $5,489,253   $12,570,393   $17,964,362
============   ===========   ==========   ========== ==========   ===========   ===========




                       See notes to financial statements.
--------------------------------------------------------------------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                            JUNE 30, 1997 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Guardian/Value Line Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 6, 1980. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life). GIAC issues the deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions within the Account or to the Fixed Rate Option
(FRO). Amounts allocated to the FRO are maintained by GIAC in its general account. The Guardian Park Avenue Fund, one of the investment options available under the contracts, has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. A tax-qualified investment division and a non-tax-qualified investment division have been established within each investment option available in the Account.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies of the Account.

Investments

     (a) Net proceeds of payments made by contractowners to the Account are invested by the Account's investment divisions in shares of the corresponding Funds at net asset value. All distributions made by a Fund are reinvested in shares of the same Fund.

     (b) The market value of investments is based on the net asset value of the respective Funds as of their close of business on the valuation date.

     (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

     (d) The cost of investments sold is determined on a first in, first out
(FIFO) basis.

     During the six months ended June 30, 1997 and the year ended December 31, 1996, purchases and sales of shares of the Funds were as follows:


                                                  PURCHASES     PURCHASES      SALES          SALES
                                                  JUNE 30,     DECEMBER 31,   JUNE 30,     DECEMBER 31,
  THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT          1997          1996          1997           1996
                                               ------------    -----------  -----------    ------------
  Guardian Park Avenue Fund .................  $ 6,807,688     $28,392,918  $13,220,350    $18,051,599
  Value Line Fund ...........................      192,915       1,381,332      520,785        767,037
  Value Line Income Fund ....................      249,938       1,813,831      857,447        814,226
  Value Line Special Situations Fund ........       19,051         180,605       39,262        131,347
  Value Line Leveraged Growth Fund ..........       82,280         720,240      207,685        873,064
  Value Line US Govt Bond Fund ..............    1,221,359       1,978,391    2,188,629      4,162,798
  Value Line Cash Fund ......................    2,263,078       8,016,045    4,624,340      8,539,952
                                               -----------     -----------  -----------    -----------
    Total ...................................  $10,836,309     $42,483,362  $21,658,498    $33,340,023
                                               ===========     ===========  ===========    ===========

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

Federal Income Taxes

     The operations of the Account are part of the operations of GIAC and as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

     Owners of non-tax-qualified contracts are taxed directly on the investment income and realized capital gains distributed by the underlying mutual funds to the Account's non-tax-qualified divisions.

NOTE 3-- NET ASSETS, JUNE 30, 1997 (UNAUDITED)

                                                                   ACCUMULATION
                                                                       UNIT            TOTAL
                                                 UNITS OWNED           VALUE         UNIT VALUE
                                                -------------      ------------     ------------
TAX-QUALIFIED ACCOUNTS
  The Guardian Park Avenue Fund ............... 1,674,172.707      $126.038222      $211,009,751
  Value Line Fund, Inc. .......................   175,373.929        60.155961        10,549,787
  Value Line Income Fund, Inc. ................   130,672.580        57.653599         7,533,745
  Value Line Special Situations Fund, Inc. ....    18,154.251        28.083065           509,827
  Value Line Leveraged Growth Investors, Inc. .    71,926.198        75.231558         5,411,120
  Value Line U.S. Government Securities Fund,
   Inc. .......................................   290,173.917        41.814493        12,133,475
  Value Line Cash Fund, Inc. ..................   663,479.278        26.486097        17,572,976
NON-TAX-QUALIFIED ACCOUNTS
  The Guardian Park Avenue Fund ...............       364.482       115.028149            41,926
  Value Line Fund, Inc. .......................     1,097.051        51.802271            56,830
  Value Line Income Fund, Inc. ................       492.298        54.300591            26,732
  Value Line Special Situations Fund, Inc. ....       335.378        27.947134             9,373
  Value Line Leveraged Growth Investors, Inc. .        66.001        75.125855             4,958
  Value Line U.S. Government Securities Fund,
   Inc. .......................................          --          41.815838              --
  Value Line Cash Fund, Inc. ..................     3,800.972        26.486097           100,673
                                                                                    ------------
                                                                                     264,961,173
  Contracts receiving annuity payments ........                                        1,771,453
                                                                                    ------------
  Total Net Assets ............................                                     $266,732,626
                                                                                    ============



     In some instances the calculation of total assets may not agree due to rounding.

NOTE 4 -- ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES

     Contractual charges paid to GIAC include:

     (1) an annual fee to cover GIAC's administrative expenses to be deducted on each contract anniversary before annuitization and upon surrender prior to annuitization. Such charge is $30 for a Single Purchase Payment Contract and $35 for a Flexible Purchase Payment Contract;

     (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1% of the average daily net assets applicable to contractowners;

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

     (3) contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years; and

     (4) a charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

     Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT PERIOD AND THE FOUR PRIOR YEAR ENDS

                                    JUNE 30,    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                      1997          1996         1995          1994          1993
                                  -----------   ------------  ------------  ------------  ------------
TAX-QUALIFIED ACCOUNTS
  The Guardian Park
    Avenue Fund ................. $126.038222   $106.975783    $85.415119   $64.239324    $65.820751
  Value Line Fund, Inc. .........   60.155961     54.067255     44.564679    34.065614     36.013237
  Value Line Income
    Fund, Inc. ..................   57.653599     52.560176     45.222228    36.177740     38.200993
  Value Line Special
    Situations Fund, Inc. .......   28.083065     25.181424     23.713301    18.569957     18.562076
  Value Line Leveraged
    Growth Investors, Inc. ......   75.231558     68.003247     56.152490    41.374494     43.392851
  Value Line U.S.
    Government Securities
    Fund, Inc. ..................   41.814493     40.899347     39.743747    35.073507     39.653412
  Value Line Cash Fund,
    Inc. ........................   26.486097     25.974172     24.991807    23.942278     23.319713
NON-TAX-QUALIFIED ACCOUNTS
  The Guardian Park
    Avenue Fund .................  115.028149     97.630911     77.953689    58.627708     60.070986
  Value Line Fund, Inc. .........   51.802271     46.559081     38.376101    29.335015     31.012168
  Value Line Income Fund,
    Inc. ........................   54.300591     49.503397     42.592212    34.073730     35.979291
  Value Line Special
    Situations Fund, Inc. .......   27.947134     25.059541     23.598522    18.480070     18.472220
  Value Line Leveraged
    Growth Investors, Inc. ......   75.125855     67.907692     56.073569    41.316345     43.331875
  Value Line U.S.
    Government Securities
    Fund, Inc. ..................   41.815838     40.900662     39.745016    35.074624     39.654667
  Value Line Cash Fund, Inc. ....   26.486097     25.974172     24.991807    23.942278     23.319713

-----------------------------------------
SCHEDULE OF INVESTMENTS
-----------------------------------------
June 30, 1997 (Unaudited)

o THE GUARDIAN PARK AVENUE FUND

COMMON STOCKS--95.3%

---------------------------------------------------------------------
  Shares                                                      Value
---------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 3.2%
  294,098  Boeing Co.                                    $ 15,605,575
   34,400  General Dynamics Corp.                           2,580,000
   60,800  Gulfstream Aerospace Corp.                       1,793,600
   48,889  Lockheed Martin Corp.                            5,063,067
  187,600  Logicon, Inc.                                    9,942,800
  138,950  Precision Castparts Corp.                        8,284,894
   98,800  Rockwell Int'l. Corp.                            5,829,200
   25,000  Sundstrand Corp.                                 1,395,313
   40,000  Thiokol Corp.                                    2,800,000
   36,100  TRW, Inc.                                        2,050,931
   73,200  United Technologies Corp.                        6,075,600
                                                         ------------
                                                           61,420,980
---------------------------------------------------------------------
AIR TRANSPORTATION -- 0.8%
   94,000  AMR Corp., DE                                    8,695,000
  100,000  Continental Airlines, Inc.                       3,493,750
   54,000  UAL Corp.                                        3,864,375
                                                         ------------
                                                           16,053,125
---------------------------------------------------------------------
APPLIANCE AND FURNITURE -- 0.5%
   30,000  Ethan Allen Interiors, Inc.                      1,710,000
  133,000  Furniture Brands Int'l., Inc.                    2,576,875
   40,000  Hon Industries, Inc.                             1,770,000
   30,000  Leggett & Platt, Inc.                            1,290,000
   40,000  Miller Herman, Inc.                              1,440,000
                                                         ------------
                                                            8,786,875
---------------------------------------------------------------------
AUTOMOTIVE PARTS -- 0.4%
   19,130  Autoliv, Inc.                                      748,461
   37,500  Borg-Warner Automotive, Inc.                     2,027,344
   84,000  Goodyear Tire & Rubber Co.                       5,318,250
   17,000  Tower Automotive, Inc.                             731,000
                                                         ------------
                                                            8,825,055
---------------------------------------------------------------------
BIOTECHNOLOGY -- 0.2%
   56,100  Amgen, Inc.                                      3,260,812
---------------------------------------------------------------------
BUILDING MATERIALS AND HOMEBUILDERS -- 0.8%
   12,000  Armstrong World Industries, Inc.                   880,500
   82,000  Johns Manville Corp.                               968,625
   63,000  Lennar Corp.                                     2,012,062
   60,000  McGrath Rent Corp.                               1,230,000
   43,400  Sherwin-Williams Co.                             1,339,975
   30,000  Southdown, Inc.                                  1,308,750
   65,000  USG Corp.                                        2,372,500
   24,000  U.S. Home Corp.                                    637,500
   38,600  Vulcan Materials Co.                             3,030,100
   20,200  Webb (Del) Corp.                                   328,250
                                                         ------------
                                                           14,108,262
---------------------------------------------------------------------
CAPITAL GOODS-MISCELLANEOUS TECHNOLOGY -- 0.4%
   50,555  Martin Marietta Materials, Inc.                  1,636,718
  154,462  Paychex, Inc.                                    5,869,556
   37,300  Rexel, Inc.                                        690,050
                                                         ------------
                                                            8,196,324
---------------------------------------------------------------------
CHEMICALS -- 2.5%
  116,700  Cambrex Corp.                                    4,638,825
  506,600  E.I. Dupont de Nemours, Inc.                    31,852,475
   81,100  Lubrizol Corp.                                   3,401,131
   56,100  Morton Int'l., Inc.                              1,693,519
   65,000  PPG Industries, Inc.                             3,778,125
   25,000  Rohm & Haas Co.                                  2,251,562
                                                         ------------
                                                           47,615,637
---------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.4%
   50,000  Affiliated Computer Services, Inc.               1,400,000
   89,000  BMC Software, Inc.                               4,928,375
   18,900  Cadence Design Systems, Inc.                       633,150
   74,800  Compuware Corp.                                  3,571,700
   38,000  Fair Isaac & Co., Inc.                           1,693,375
  240,000  Microsoft Corp.                                 30,330,000
   37,000  Sterling Software, Inc.                          1,156,250
   50,000  SunGuard Data Systems, Inc.                      2,325,000
                                                         ------------
                                                           46,037,850
---------------------------------------------------------------------
COMPUTER SYSTEMS -- 5.1%
  208,400  Compaq Computer Corp.                           20,683,700
   32,400  Diebold, Inc.                                    1,263,600
   19,400  Hewlett Packard Co.                              1,086,400
   37,200  Honeywell, Inc.                                  2,822,550
  236,500  Int'l. Business Machines                        21,329,344
  309,600  Lexmark Int'l. Group, Inc.                       9,404,100
   75,000  Pitney Bowes, Inc.                               5,212,500
   80,000  Quantum Corp.                                    1,625,000
   60,000  SCI Systems, Inc.                                3,825,000
  450,000  Storage Technology Corp.                        20,025,000
   49,000  Stratus Computer, Inc.                           2,450,000
   65,200  Sun Microsystems, Inc.                           2,451,620
   60,000  Tandem Computers, Inc.                           1,215,000
  186,600  Western Digital Corp.                            5,901,225
                                                         ------------
                                                           99,295,039
---------------------------------------------------------------------
CONGLOMERATES -- 1.4%
   65,300  Allied Signal, Inc.                              5,485,200
   90,000  Loews Corp.                                      9,011,250
  190,000  Textron, Inc.                                   12,611,250
                                                         ------------
                                                           27,107,700
---------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

---------------------------------------------------------------------
  Shares                                                      Value
---------------------------------------------------------------------
DRUGS AND HOSPITALS -- 12.4%
  299,000  Abbott Laboratories                           $ 19,958,250
   65,820  Allegiance Corp.                                 1,793,595
  280,700  American Home Products Corp.                    21,473,550
   27,400  Becton Dickinson & Co.                           1,387,125
  590,800  Bristol-Myers Squibb Corp.                      47,854,800
   65,296  Eli Lilly & Co., Inc.                            7,137,669
   25,000  Health Care & Retirement Co.                       834,375
   25,900  Integrated Health Services, Inc.                   997,150
  542,400  Johnson & Johnson                               34,917,000
   81,300  Kinetic Concepts, Inc.                           1,463,400
   23,000  Lincare Hldgs., Inc.                               989,000
  476,300  Merck & Co., Inc.                               49,297,050
  182,300  Pfizer, Inc.                                    21,784,850
  302,400  Schering-Plough Corp.                           14,477,400
   20,000  Sybron Int'l. Corp., WI                            797,500
    8,000  Unitrin, Inc.                                      488,000
  230,000  Universal Health Services, Inc.                  8,855,000
   29,600  Warner-Lambert Co.                               3,677,800
   26,000  Wellpoint Health Networks, Inc.                  1,192,750
                                                         ------------
                                                          239,376,264
---------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 4.0%
  163,600  Emerson Electric Co.                             9,008,225
  998,000  General Electric Co.                            65,244,250
   24,500  W.W. Grainger, Inc.                              1,915,594
    6,500  Jabil Circuit, Inc.                                545,187
                                                         ------------
                                                           76,713,256
---------------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS -- 0.2%
   46,000  Analogic Corp.                                   1,564,000
   61,200  Dynatech Corp.                                   2,187,900
   15,300  Sanmina Corp.                                      971,550
                                                         ------------
                                                            4,723,450
---------------------------------------------------------------------
ENERGY-MISCELLANEOUS -- 0.4%
  129,500  Giant Industries, Inc.                           2,047,719
  167,104  Holly Corp.                                      4,146,268
   86,500  Howell Corp.                                     1,730,000
                                                         ------------
                                                            7,923,987
---------------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 0.1%
   52,400  Galoob Toys, Inc.                                  989,050
   17,000  Harley-Davidson, Inc.                              814,938
   24,000  Regal Cinemas, Inc.                                792,000
                                                         ------------
                                                            2,595,988
---------------------------------------------------------------------
FINANCIAL-BANKS -- 12.6%
  164,392  Banc One Corp.                                   7,962,733
  471,000  BankAmerica Corp.                               30,408,937
  109,100  Bank of Boston Corp.                             7,862,019
   87,600  Barnett Banks, Inc.                              4,599,000
  284,260  Chase Manhattan Corp.                           27,590,986
  336,764  Citicorp                                        40,601,110
   62,700  Comerica, Inc.                                   4,263,600
   30,000  Compass Bancshares, Inc.                         1,008,750
   89,200  First Bank Systems Corp.                         7,615,450
  205,200  First Chicago NBD Corp.                         12,414,600
   12,400  First  Empire State Corp.                        4,178,800
   20,000  First Merit Corp.                                  960,000
  191,100  First Union Corp.  `                            17,676,750
   50,475  Hubco, Inc.                                      1,463,775
   46,100  KeyCorp                                          2,575,838
  127,600  Mellon Bank Corp.                                5,757,950
   59,300  National City Corp.                              3,113,250
  218,000  Nationsbank Corp.                               14,061,000
   82,748  Norwest Corp.                                    4,654,575
   23,000  Premier Bancshares, Inc., GA                       395,312
   55,000  Provident Financial Group, Inc.                  2,351,250
   67,500  Star Banc Corp.                                  2,851,875
   80,000  State Street Corp.                               3,700,000
  147,964  TCF Financial Corp.                              7,305,723
  375,000  Travelers Group, Inc.                           23,648,437
   38,000  Union BanCal Corp.                               2,731,250
   49,600  Zions Bancorp                                    1,866,200
                                                         ------------
                                                          243,619,170
---------------------------------------------------------------------
FINANCIAL-OTHER -- 4.3%
  105,000  American Express Co.                             7,822,500
   75,000  Countrywide Credit Industries, Inc.              2,339,062
   10,000  Duff & Phelps Credit Rating Co.                    303,750
   83,200  A.G. Edwards, Inc.                               3,556,800
  154,800  Federal Home Loan Mortgage Corp.                 5,321,250
  299,500  Federal National Mortgage Assn.                 13,065,688
   93,000  Franklin Resources, Inc.                         6,748,312
   67,200  Green Tree Financial Corp.                       2,394,000
  100,000  Jefferies Group, Inc.                            5,700,000
   72,000  Lehman Brothers Hldgs., Inc.                     2,916,000
   57,400  McDonald  & Co. Investments, Inc.                2,633,225
  302,400  Merrill Lynch & Co., Inc.                       18,030,600
   52,000  J.P. Morgan & Co., Inc.                          5,427,500
  167,850  Morgan Keegan, Inc.                              3,336,019
   22,000  Pacific Century Financial Corp.                  1,017,500
  100,950  Raymond James Financial, Inc.                    2,763,506
                                                         ------------
                                                           83,375,712
---------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              See notes to financial statements.
16

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)
---------------------------------------------------------------------
  Shares                                                      Value
---------------------------------------------------------------------
FINANCIAL-THRIFT -- 2.0%
   39,200  Astoria Financial Corp.                       $  1,862,000
  137,500  Bank Atlantic Bancorp, Inc.                      1,938,750
   16,000  California Federal Bancorp, Inc.                   270,000
   93,187  Charter One Financial, Inc.                      5,020,450
   34,000  CitFed Bancorp, Inc.                             1,317,500
   47,000  Coastal Bancorp, Inc.                            1,398,250
   20,000  Coast Savings Financial, Inc.                      908,750
  150,199  Collective Bancorp, Inc.                         6,740,180
   68,100  Commercial Federal Corp.                         2,528,212
   33,000  Greenpoint Financial Corp.                       2,196,562
   76,000  Long Island Bancorp, Inc.                        2,759,750
   27,060  MAF Bancorp, Inc.                                1,133,138
   20,960  Pacific Crest Capital, Inc.                        277,720
  127,200  Progressive Bank, Inc.                           4,006,800
  438,291  Sovereign Bancorp, Inc.                          6,683,938
                                                         ------------
                                                           39,042,000
---------------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 5.6%
  118,700  Anheuser-Busch Cos., Inc.                        4,977,981
  140,000  Campbell Soup Co.                                7,000,000
  466,300  Coca Cola Co.                                   31,475,250
  328,200  Coca Cola Enterprises, Inc.                      7,548,600
   59,400  ConAgra, Inc.                                    3,809,025
   71,000  Dean Foods Co.                                   2,866,625
    4,128  Earthgrains Co.                                    270,642
   89,000  Fortune Brands, Inc.                             3,320,813
   89,000  Gallaher Group Plc.                              1,640,938
   34,000  Hershey Foods Corp.                              1,880,625
   50,000  Interstate Bakeries Corp.                        2,965,625
  616,200  Philip Morris Cos., Inc.                        27,343,875
   54,100  Ralston-Purina Group                             4,446,344
   12,000  Scweitzer-Mauduit Int'l., Inc.                     450,000
   38,800  Unilever NV                                      8,458,400
                                                         ------------
                                                          108,454,743
---------------------------------------------------------------------
FOOTWEAR -- 0.4%
   88,200  Nike, Inc.                                       5,148,675
   49,000  Payless ShoeSource, Inc.                         2,679,688
                                                         ------------
                                                            7,828,363
---------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.8%
  78,080  Kimberly-Clark Corp.                              3,884,480
  79,300  Procter & Gamble Co.                             11,201,125
                                                         ------------
                                                           15,085,605
---------------------------------------------------------------------
INSURANCE -- 6.1%
  152,800  Allstate Corp.                                  11,154,400
   27,000  AMBAC, Inc.                                      2,062,125
   74,000  Amer. Bankers Ins. Group, Inc.                   4,680,500
   86,300  Amer. Int'l. Group, Inc.                        12,891,063
   20,000  W.R. Berkley Corp.                               1,177,500
   46,000  Chubb Corp.                                      3,076,250
   51,000  Cigna Corp.                                      9,052,500
   22,000  Cincinnati Financial Corp.                       1,738,000
   40,000  CMAC Investment Corp.                            1,910,000
   12,000  Enhance Financial Svcs. Group, Inc.                526,500
   98,000  Everest Reinsurance Hldgs.                       3,883,250
   40,500  Executive Risk, Inc.                             2,106,000
   13,000  Financial Sec. Assur. Hldgs. Ltd.                  506,187
   40,000  Fremont General Corp.                            1,610,000
   24,000  Frontier Insurance Group, Inc.                   1,554,000
   28,400  General Re Corp.                                 5,168,800
   60,100  Hartford Financial Svcs. Group, Inc.             4,973,275
   75,000  Horace Mann Educators Corp.                      3,675,000
   36,000  Jefferson Pilot Corp.                            2,515,500
   42,080  Liberty Financial Cos., Inc.                     2,098,740
   61,000  Lincoln National Corp., Inc.                     3,926,875
   43,000  Marsh & McLennan Cos., Inc.                      3,069,125
   25,300  MBIA, Inc.                                       2,854,156
   15,000  Mercury General Corp.                            1,091,250
  206,000  MGIC Investment Corp.                            9,875,125
   39,200  Ohio Casualty Corp.                              1,724,800
   60,000  Old Republic Int'l. Corp.                        1,818,750
   30,800  Progressive Corp. of Ohio                        2,679,600
   28,000  ReliaStar Financial Group                        2,047,500
   47,900  St. Paul Cos., Inc.                              3,652,375
   92,250  State Auto Financial Corp.                       2,075,625
   63,000  SunAmerica, Inc.                                 3,071,250
   34,000  Torchmark, Inc.                                  2,422,500
   38,500  Travelers Ppty. Casualty Corp.                   1,535,188
                                                         ------------
                                                          118,203,709
---------------------------------------------------------------------
LODGING -- 0.2%
   17,000  Doubletree Corp.                                   699,125
  175,000  Prime Hospitality Corp.                          3,456,250
                                                         ------------
                                                            4,155,375
---------------------------------------------------------------------
MACHINERY AND EQUIPMENT -- 1.5%
   67,000  AAR Corp.                                        2,123,062
   94,800  Caterpillar, Inc.                               10,179,150
   88,400  Deere & Co.                                      4,850,950
   15,000  Eaton Corp.                                      1,309,688
  102,400  Illinois Tool Works, Inc.                        5,113,600
   30,800  Robbins & Myers, Inc.                            1,001,000
   35,000  Universal Corp., VA                              1,111,250
   60,000  York Int'l. Corp.                                2,760,000
                                                         ------------
                                                           28,448,700
---------------------------------------------------------------------

See notes to financial statements.
                                                                              17

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

---------------------------------------------------------------------
  Shares                                                      Value
---------------------------------------------------------------------
MERCHANDISING-DEPARTMENT STORES -- 0.7%
   65,000  Carson Pirie Scott & Co.                      $  2,063,750
   33,750  Consolidated Stores Corp.                        1,172,813
   60,200  Dayton Hudson Corp.                              3,201,888
   50,000  Dollar General Corp.                             1,875,000
   16,000  MacFrugals Bargains Closeouts                      436,000
   82,500  Fred Meyer, Inc., DE                             4,264,219
   48,000  Shopko Stores, Inc.                              1,224,000
                                                         ------------
                                                           14,237,670
---------------------------------------------------------------------
MERCHANDISING-DRUGS -- 0.3%
   35,000  Bergen Brunswig Corp.                              975,625
   66,000  Value Health, Inc.                               1,336,500
   75,000  Walgreen Co.                                     4,021,875
                                                         ------------
                                                            6,334,000
---------------------------------------------------------------------
MERCHANDISING-FOOD -- 0.5%
  120,000  Richfood Hldgs., Inc.                            3,120,000
  128,825  Safeway, Inc.                                    5,942,053
   19,000  Smithfield Foods, Inc.                           1,168,500
                                                         ------------
                                                           10,230,553
---------------------------------------------------------------------
MERCHANDISING-SPECIAL -- 0.6%
   45,978  CVS Corp.                                        2,356,372
   83,560  Host Marriott Services Corp.                       981,830
   65,000  Pier 1 Imports, Inc.                             1,722,500
  125,000  Ross Stores, Inc.                                4,085,938
   20,000  Stein Mart, Inc.                                   600,000
   32,500  Tiffany & Co., Inc.                              1,501,094
   35,000  Waban, Inc.                                      1,126,562
                                                         ------------
                                                           12,374,296
---------------------------------------------------------------------
MISCELLANEOUS -- 0.1%
   14,400  Alberto-Culver Co.                                 335,700
   16,200  Helen of Troy Ltd.                                 415,125
   20,000  Lands End, Inc.                                    592,500
   22,900  Mississippi Chemical Corp.                         475,175
   37,500  Zeigler Coal Hldg. Co.                             876,563
                                                         ------------
                                                            2,695,063
---------------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 0.6%
   59,200  Cognizant Corp.                                  2,397,600
   80,000  Equifax, Inc.                                    2,975,000
   24,000  Interpublic Group Cos., Inc.                     1,471,500
   55,000  A.C. Nielsen Corp.                               1,079,375
   35,000  Omnicom Group                                    2,156,875
   60,000  Valassis Communications, Inc.                    1,440,000
                                                         ------------
                                                           11,520,350
---------------------------------------------------------------------
NATURAL GAS-DIVERSIFIED -- 0.5%
  260,000  ENSERCH Corp.                                    5,785,000
  158,300  Mitchell Energy & Dev. Corp.                     3,443,025
   43,000  Western Gas Resources, Inc.                        838,500
                                                         ------------
                                                           10,066,525
---------------------------------------------------------------------
OIL AND GAS PRODUCING -- 3.5%
  194,400  Apache Corp.                                     6,318,000
   98,000  Barrett Resources Corp.                          2,933,875
  121,900  Basin Exploration, Inc.                            944,725
  172,500  Tom Brown, Inc.                                  3,665,625
   90,000  Cairn Energy USA, Inc.                           1,181,250
  185,000  Chieftain Int'l., Inc.                           4,058,438
  153,000  Devon Energy Corp.                               5,622,750
   50,200  Diamond Offshore Drilling, Inc.                  3,921,875
  146,400  Enron Oil and Gas Co.                            2,653,500
  264,600  Enserch Exploration, Inc.                        2,894,063
   38,100  Forcenergy Gas Exploration, Inc.                 1,157,288
   20,000  Nuevo Energy Co.                                   820,000
  497,300  Petromet Resources Ltd.                          1,150,006
   54,700  Petsec Energy Ltd.                               1,244,425
   79,700  Pogo Producing Co.                               3,083,394
  770,000  Ranger Oil Ltd.                                  7,170,625
  245,000  Rigel Energy Corp.                               2,618,438
  204,600  St. Mary Land & Exploration Co.                  7,186,575
  305,536  Seagull Energy Corp.                             5,346,880
   39,300  Snyder Oil Corp.                                   722,137
   33,378  United Meridian Corp.                            1,001,340
   33,000  Vintage Petroleum, Inc.                          1,014,750
  270,000  Wainoco Oil Ltd.                                 1,147,500
                                                         ------------
                                                           67,857,459
---------------------------------------------------------------------
OIL AND GAS SERVICES -- 3.5%
   62,000  BJ Services Co.                                  3,324,750
   85,960  Camco Int'l., Inc.                               4,706,310
   41,600  Cliffs Drilling Co.                              1,518,400
   64,000  Cooper Cameron Corp.                             2,992,000
   70,000  ENSCO Int'l., Inc.                               3,692,500
   60,500  Halliburton Co.                                  4,794,625
   14,616  Halter Marine Group, Inc.                          350,784
  370,500  Input/Output, Inc.                               6,715,312
  329,400  Nabors Industries, Inc.                          8,235,000
  130,000  Noble Drilling Corp.                             2,933,125
  127,700  Offshore Logistics, Inc.                         2,410,338
   60,000  Pride Petroleum Services, Inc.                   1,440,000
  107,800  Schlumberger Ltd.                               13,475,000
   80,000  Smith Int'l., Inc.                               4,860,000
   26,000  Transocean Offshore, Inc.                        1,888,250
   72,400  Varco Int'l., Inc.                               2,334,900
   70,000  Weatherford Enterra, Inc.                        2,695,000
                                                         ------------
                                                           68,366,294
---------------------------------------------------------------------
OIL-INTEGRATED-DOMESTIC -- 1.3%
   74,800  Amoco Corp.                                      6,502,925
  109,000  Atlantic Richfield Co.                           7,684,500
  120,000  Murphy Oil Corp.                                 5,850,000
  284,000  Tesoro Petroleum, Inc.                           4,206,750
                                                         ------------
                                                           24,244,175
---------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              See notes to financial statements.
18

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

---------------------------------------------------------------------
  Shares                                                      Value
---------------------------------------------------------------------
OIL-INTEGRATED-INTERNATIONAL -- 5.9%
  168,800  Chevron Corp.                                 $ 12,480,650
  624,400  Exxon Corp.                                     38,400,600
  346,600  Mobil Corp.                                     24,218,675
  506,800  Royal Dutch Petroleum Co.                       27,367,200
  103,200  Texaco, Inc.                                    11,223,000
                                                         ------------
                                                          113,690,125
---------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.9%
   50,000  Caraustar Industries, Inc.                       1,731,250
   18,000  Consolidated Papers, Inc.                          972,000
   34,285  Deltic Timber Corp.                              1,004,979
  331,500  Rayonier, Inc.                                  13,943,719
                                                         ------------
                                                           17,651,948
---------------------------------------------------------------------
PHOTOGRAPHY -- 0.4%
   99,700  Eastman Kodak Co.                                7,651,975
---------------------------------------------------------------------
PUBLISHING-NEWS -- 0.6%
   45,000  Central Newspapers, Inc.                         3,223,125
   43,200  Gannett Co., Inc.                                4,266,000
   65,700  Harte-Hanks Communications                       1,938,150
   20,000  Lee Enterprises, Inc.                              527,500
    5,700  Washington Post Co.                              2,268,600
                                                         ------------
                                                           12,223,375
---------------------------------------------------------------------
RAILROADS -- 0.7%
   40,301  Burlington Northern Santa Fe                     3,622,052
   15,000  Kansas City Southern Inds., Inc.                   967,500
   45,800  Norfolk Southern Corp.                           4,614,350
   64,900  Union Pacific Corp.                              4,575,450
                                                         ------------
                                                           13,779,352
---------------------------------------------------------------------
SEMICONDUCTOR -- 2.7%
   60,000  Adaptec, Inc.                                    2,085,000
   57,100  Altera Corp.                                     2,883,550
   80,000  Dallas Semiconductor Corp.                       3,140,000
  311,200  Intel Corp.                                     44,132,050
                                                         ------------
                                                           52,240,600
---------------------------------------------------------------------
TEXTILE-APPAREL AND PRODUCTION -- 0.6%
   73,000  Jones Apparel Group, Inc.                        3,485,750
   50,000  Liz Claiborne, Inc.                              2,331,250
   46,100  Russell Corp.                                    1,365,712
   43,000  V.F. Corp.                                       3,644,250
                                                         ------------
                                                           10,826,962
---------------------------------------------------------------------
TRANSPORTATION-MISCELLANEOUS -- 0.4%
   46,000  Airborne Freight Corp.                           1,926,250
   22,000  Expeditors Int'l. Wash., Inc.                      624,250
   32,000  GATX Corp.                                       1,848,000
  239,500  Maritrans, Inc.                                  1,856,125
   42,000  Trinity Industries, Inc.                         1,333,500
                                                         ------------
                                                            7,588,125
---------------------------------------------------------------------
TRUCKERS -- 0.1%
   18,000  FRP Ppty., Inc.                                    486,000
   25,000  Swift Transportation, Inc.                         737,500
                                                         ------------
                                                            1,223,500
---------------------------------------------------------------------
UTILITIES-COMMUNICATIONS -- 2.5%
  140,600  Ameritech Corp.                                  9,552,013
  251,600  Bellsouth Corp.                                 11,667,950
    9,200  Harris Corp., DE                                   772,800
  312,000  NYNEX Corp.                                     17,979,000
  151,700  SBC Communications, Inc.                         9,386,438
                                                         ------------
                                                           49,358,201
---------------------------------------------------------------------
UTILITIES-ELECTRIC -- 0.5%
   36,000  CalEnergy, Inc.                                  1,368,000
   62,664  Duke Power Co.                                   3,003,955
   26,000  KU Energy Corp.                                    887,250
   31,000  LG&E Energy Corp.                                  683,938
   29,000  Nipsco Industries, Inc.                          1,198,061
   40,000  Public Service Co., CO                           1,660,000
                                                         ------------
                                                            8,801,204
---------------------------------------------------------------------
UTILITIES-GAS AND PIPELINE -- 0.1%
   45,000  KN Energy, Inc.                                  1,895,623
---------------------------------------------------------------------
           TOTAL COMMON STOCKS
            (COST $1,301,517,930)                       1,845,111,356
---------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.5%
---------------------------------------------------------------------
Principal
 Amount                                                       Value
---------------------------------------------------------------------
COMMERCIAL PAPER -- 5.5%
$38,000,000   Corning, Inc.
              6.15% due 7/1/97                         $   38,000,000
 19,250,000   Goldman Sachs Group, LP
              6.15% due 7/1/97                             19,250,000
 50,000,000   Koch Industries, Inc.
              6.07% due 7/1/97                             50,000,000
---------------------------------------------------------------------
           TOTAL SHORT-TERM INVESTMENTS
            (COST $107,250,000)107,250,000
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.8%
  (COST $1,408,767,930)                                 1,952,361,356

PAYABLES IN EXCESS OF CASH, RECEIVABLES
  AND OTHER ASSETS -- (0.8%)                              (16,306,697)
---------------------------------------------------------------------
NET ASSETS -- 100.0%                                   $1,936,054,659
---------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.

---------------------------------------------------------------------
FINANCIAL STATEMENTS
---------------------------------------------------------------------

o THE GUARDIAN PARK AVENUE FUND

---------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------
June 30, 1997 (Unaudited)
---------------------------------------------------------------------
ASSETS
  Investments, at identified cost                      $1,408,767,930
=====================================================================
  Investments, at market                                1,952,361,356
---------------------------------------------------------------------
  Cash                                                          6,800
  Receivable for securities sold                           27,564,113
  Receivable for fund shares sold                           6,245,469
  Dividends receivable                                      1,393,742
  Other assets                                                  5,015
---------------------------------------------------------------------
         TOTAL ASSETS                                   1,987,576,495
---------------------------------------------------------------------
LIABILITIES
  Payable for securities purchased                         46,533,718
  Payable for fund shares redeemed                          1,020,056
  Accrued expenses                                            391,184
  Due to affiliates                                         3,576,878
---------------------------------------------------------------------
        TOTAL LIABILITIES                                  51,521,836
---------------------------------------------------------------------
        NET ASSETS                                     $1,936,054,659
=====================================================================
COMPONENTS OF NET ASSETS
  Shares of beneficial interest, at par                $      439,416
  Additional paid-in capital                            1,311,709,644
  Undistributed net investment income                         851,481
  Accumulated net realized gain on
    investments                                            79,460,692
  Net unrealized appreciation of investments              543,593,426
---------------------------------------------------------------------
        NET ASSETS                                     $1,936,054,659
=====================================================================
NET ASSETS:
  Class A                                              $1,826,532,074
  Class B                                              $  109,522,585
---------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING--
 $0.01 PAR VALUE
  Class A                                                  41,451,039
  Class B                                                   2,490,566
---------------------------------------------------------------------
NET ASSET VALUE PER SHARE
  Class A                                                      $44.06
  Class B                                                      $43.97
---------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
   Class A Only (Net Asset Value x 104.71%)*                   $46.14
---------------------------------------------------------------------
   * Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.
---------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------
Six Months Ended June 30, 1997 (Unaudited)
---------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                                             $11,509,091
    Interest                                                2,986,999
    Other income                                               13,636
---------------------------------------------------------------------
                                                           14,509,726
    Less: Foreign tax withheld                                 85,563
---------------------------------------------------------------------
     Total Income                                          14,424,163
---------------------------------------------------------------------
  EXPENSES:
    Investment advisory fees -- Note 2                      4,075,522
    Administrative fees -- Class A                          1,070,880
    Administrative fees -- Class B                             85,131
    12b-1 fees-- Note 3                                       255,393
    Transfer agent fees                                       964,799
    Custodian fees                                            141,448
    Printing expense                                          101,900
    Registration fees                                          67,600
    Audit fees                                                 10,250
    Trustees fees-- Note 2                                      9,500
    Legal fees                                                  6,250
    Insurance expense                                           4,934
    Other                                                         350
---------------------------------------------------------------------
      Total Expenses                                        6,793,957
---------------------------------------------------------------------
  NET INVESTMENT INCOME                                     7,630,206
---------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS -- NOTE 5
     Net realized gain on
      investments -- Note 1                                79,458,180
    Net change in unrealized appreciation
      of investments -- Note 5                            196,041,631
---------------------------------------------------------------------
      NET REALIZED AND UNREALIZED GAIN ON
        INVESTMENTS                                       275,499,811
---------------------------------------------------------------------
     NET INCREASE IN NET ASSETS
        FROM OPERATIONS                                  $283,130,017
=====================================================================

--------------------------------------------------------------------------------
                                              See notes to financial statements.
20

THE GUARDIAN PARK AVENUE FUND
(Continued)

---------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------
                                          Six Months
                                             Ended        Year Ended
                                           June 30,      December 31,
                                             1997            1996
                                          (Unaudited)      (Audited)
---------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income               $    7,630,206  $   13,816,372
   Net realized gain on
    investments                            79,458,180     140,062,592
   Net change in unrealized
    appreciation of investments           196,041,631     128,623,359
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 FROM OPERATIONS                          283,130,017     282,502,323
---------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
   Net investment income
    Class A                                (6,763,141)    (13,778,621)
    Class B                                   (15,584)        (37,751)
   Distributions in excess of net
    investment income
    Class A                                       --         (358,731)
    Class B                                       --           (7,535)
   Net realized gain on
    investments
    Class A                               (26,715,624)   (146,944,706)
    Class B                                (1,602,527)     (2,841,272)
---------------------------------------------------------------------
 TOTAL DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS                            (35,096,876)   (163,968,616)
---------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net increase in net assets
  from capital share
  transactions -- Note 7                  259,830,146     337,383,070
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS                507,863,287     455,916,777

NET ASSETS
Beginning of period                     1,428,191,372     972,274,595
---------------------------------------------------------------------
End of period*                         $1,936,054,659  $1,428,191,372
=====================================================================
* Includes undistributed net
  investment income of                 $      851,481  $         --


--------------------------------------------------------------------------------
See notes to financial statements.
                                                                              21

  NOTES TO
  FINANCIAL STATEMENTS

  June 30, 1997 (Unaudited)

  o THE GUARDIAN PARK AVENUE FUND

  NOTE 1. ACCOUNTING POLICIES

The Guardian Park Avenue Fund (the Fund) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). GPAF, originally organized as a Delaware corporation in 1970, was reorganized into a Massachusetts business trust on April 28, 1989. On December 30, 1992, a majority of the outstanding shares of GPAF voted in favor of reorganizing the Fund as a series of the Park Avenue Portfolio, also a Massachusetts business trust. Significant accounting policies of the Fund are as follows:

     GPAF, GPASCF, GAAF, GBGIF, GBGEMF and GCMF (the Multiple Class Funds) offer two classes of shares. All shares existing prior to May 1, 1996, were classified as Class A shares. Class A shares are sold with an initial sales load of up to 4.50% and a continuing administrative fee of up to .25% on an annual basis. Class B shares are sold without an initial sales load but are subject to a distribution fee of .75% and an administrative fee of up to .25% on an annual basis, and a contingent deferred sales load (CDSL) of 4% imposed on certain redemptions. The two classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

     The preparation of financial statements in conformitywith generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

     Equity and debt securities listed on domestic exchanges are valued at the last sales price of such exchanges, or, if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

     Certain debt securities may be valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which includeconsideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Other securities, including securities for which market quotations are not readily available, such as mortgage-backed securities and restricted securities, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Repurchase agreements are carried at cost which approximates market value (see Note 4). Investment transactions are recorded on the date of purchase or sale.

     Security gains or losses are determined on the identified cost basis. Interest income, including amortization of premium and discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

     All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 1997, distribution, administrative and transfer agent fees were the only class-specific expenses.

Dividends and Distributions to Shareholders

     GPAF distributes each year as dividends or capital gains distributions substantially all realized earnings by the Fund, if any.

     All dividends or distributions to the shareholders are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles
(GAAP). Differences between the recognition of income on an income tax basis and a GAAP basis may cause temporary over distributions of net realized gains and net investment income.

Federal Income Taxes

     The Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code of 1986, as amended (Code) and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE 2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly-owned subsidiary of The Guardian Life Insurance Company of America. The investment advisory agreement provides, among other things, for the quarterly payment by the Fund of a fee calculated at an annual rate of .50% of the average daily net assets of the Fund.

     In addition, pursuant to the investment advisory agreement, if total expenses of the Fund, as defined, exceed 1% per annum of the average daily net asset value of the Fund, GISC has agreed to assume any such excess. Total expenses of the Fund did not exceed this limitation for the six months ended June 30, 1997.

     The aggregate remuneration paid by the Fund to its unaffiliated trustees ($500 per meeting plus an annual stipend of $1,000) amounted to $9,500 for the six months ended June 30, 1997. GISC pays compensation to the trustees who are interested persons.

     Certain officers and trustees of the Fund are affiliated with GISC.

Administrative Services Agreement

     Pursuant to the Administrative Services Agreement adopted by the Fund on behalf of both classes of shares, the Fund pays GISC an administrative services fee of up to an annual rate of .25% of the average daily net assets. GPAF currently pays GISC up to .15% of its average daily net assets on an annual basis.

NOTE 3. UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

     The Fund has entered into an Underwriting Agreement with GISC pursuant to which GISC serves as the principal underwriter for shares of the Fund. As compensation for its services, GISC received aggregate sales commissions of $3,217,006 for the six months ended June 30, 1997.

     Under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), each Multiple Class Fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to .75% of average daily net assets of the Fund's Class B shares as compensation for distribution-related services provided to the Class B shares of the Fund.

     The Fund has also entered into a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with GISC on behalf of the Class A shares. Effective May 1, 1996, the Plan has been made dormant and no 12b-1 fees are authorized to be paid in connection with sales of Class A shares.

     GISC is entitled to retain any CDSL imposed on certain redemptions. For the six months ended June 30, 1997, such charges were $34,580.

NOTE 4. REPURCHASE AGREEMENTS

     Collateral under repurchase agreements take the form of either cash or fully negotiable U.S. Government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and marked to market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. The Board of Trustees evaluates the creditworthiness of broker-dealers and banks engaged in repurchase agreements with the Fund. The Fund will not enter into repurchase agreements for more than one week's duration (or invest in any other securities which are not readily marketable) if more than 10% of its net assets would be so invested. On December 30, 1992, the shareholders of GPAF voted to amend the Fund's fundamental investment policies to permit up to 15% of the Fund's net assets to be invested in securities which are not readily marketable, including repurchase agreements which mature in more than seven days.

NOTE 5. INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $577,443,899 and $353,108,493, respectively, during the six months ended June 30, 1997.

     Gross unrealized appreciation and depreciation of investments aggregated $549,163,961 and $5,570,535, respectively, resulting in net unrealized appreciation of $543,593,426 at June 30, 1997.

     The cost of investments owned at June 30, 1997 for Federal income tax purposes was the same for financial reporting purposes.

NOTE 6. SHARES OF BENEFICIAL INTEREST

     There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into two classes, designated as Class A and Class B shares. Transactions in shares of beneficial interest were as follows:




                                     Six Months                              Six Months
                                          Ended         Year Ended                Ended           Year Ended
                                  June 30, 1997  December 31, 1996        June 30, 1997    December 31, 1996
                                    (Unaudited)          (Audited)          (Unaudited)             (Audited)
------------------------------------------------------------------------------------------------------------
                                               Shares                                    Amount
------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                           8,377,352         64,654,097         $342,894,835         $331,495,449
Shares issued in reinvestment of
 dividends and distributions            732,636          4,095,860           32,303,506         154,626,271
Shares repurchased                   (4,383,546)       (60,643,315)        (178,410,298)        (184,533,351)
------------------------------------------------------------------------------------------------------------
NET INCREASE                          4,726,442          8,106,642         $196,788,043         $301,588,369
============================================================================================================

CLASS B
Shares sold                           1,558,077            893,821         $ 63,615,660         $ 33,652,331
Shares issued in reinvestment of
 dividends and distributions             35,827             73,790            1,576,637            2,826,851
Shares repurchased                      (53,433)           (17,517)          (2,150,194)            (684,481)
------------------------------------------------------------------------------------------------------------
NET INCREASE                          1,540,471            950,094         $ 63,042,103         $ 35,794,701
============================================================================================================


NOTE 7. LINE OF CREDIT

     A $20,000,000 line of credit available to The Guardian Park Avenue Fund and the other related Guardian Funds has been established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowings is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360 day basis per annum. For the six months ended June 30, 1997, the Fund had not borrowed against this line of credit.

------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------

o THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

=================================================================================================================================
                                                                             -------
                                                                             CLASS A
                                                                             -------
                  Six Months
                     Ended                                       Year Ended December 31, (Audited)
                 June 30, 1997   ------------------------------------------------------------------------------------------------
                  (Unaudited)     1996      1995      1994      1993      1992      1991      1990      1989      1988     1987
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD              $37.91      $33.97    $26.89    $28.63    $25.17    $22.23    $18.26    $21.56    $20.46    $18.63    $20.74
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income               0.19        0.42      0.33      0.31      0.50      0.45      0.65      0.68      0.92      0.60      0.47
 Net realized and
  unrealized gain/
  (loss) on
  investments          6.79        8.41      8.87     (0.72)     4.56      4.05      5.71     (3.28)     3.88      3.23      0.20
---------------------------------------------------------------------------------------------------------------------------------
 Net increase/
  (decrease) from
  investment
  operations           6.98        8.83      9.20     (0.41)     5.06      4.50      6.36     (2.60)     4.80      3.83      0.67
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment
  income              (0.17)      (0.42)    (0.33)    (0.31)    (0.50)    (0.44)    (0.66)    (0.70)    (0.98)    (0.55)    (0.60)
 Distributions in excess
  of net investment
  income                 --       (0.01)       --        --        --        --        --        --        --        --        --
 Net realized gain
 on investments       (0.66)      (4.46)    (1.79)    (1.02)    (1.10)    (1.12)    (1.73)       --     (2.72)    (1.45)    (2.18)
---------------------------------------------------------------------------------------------------------------------------------
 Total dividends and
   distributions      (0.83)      (4.89)    (2.12)    (1.33)    (1.60)    (1.56)    (2.39)    (0.70)    (3.70)    (2.00)    (2.78)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD       $44.06      $37.91    $33.97    $26.89    $28.63    $25.17    $22.23    $18.26    $21.56    $20.46    $18.63
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*         18.40%      26.49%    34.28%    (1.44%)   20.28%    20.48%    35.16%   (12.21%)   23.66%    20.78%     2.95%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000's
  omitted)       $1,826,532  $1,392,186  $972,275  $640,917  $560,193  $335,660  $270,095  $216,457  $228,190  $176,000  $157,045
 Ratio of expenses
  to average net
  assets               0.79%(a)    0.79%     0.81%     0.84%     0.81%     0.68%     0.67%     0.69%     0.70%     0.69%     0.68%
 Ratio of net invest-
  ment income to
  average net assets   1.00%(a)    1.19%     1.07%     1.15%     1.89%     1.94%     2.96%     3.51%     4.01%     2.82%     2.08%
 Portfolio turnover
  ratio                  23%         81%       78%       54%       46%       64%       57%       47%       47%       58%       50%
 Average rate of
  commissions
  paid(b)            $0.055      $0.047
=================================================================================================================================

 *  Excludes effect of sales load.
(a) Annualized.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

-------------------------
FINANCIAL HIGHLIGHTS
-------------------------

o THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

================================================================================
                                               -------
                                               CLASS B
                                               -------
                                     Six Months       May 1, 1996+
                                        Ended          to December
                                    June 30, 1997       31, 1996
                                     (Unaudited)        (Audited)
------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD                                $37.90            $36.26
------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income                                   --             0.05
 Net realized and
  unrealized gain/
  on investments                         6.74             6.10
------------------------------------------------------------------
 Net increase from
  investment operations                  6.74             6.15
------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment income                  (0.01)           (0.05)
 Net realized gain
  on investments                        (0.66)           (4.46)
------------------------------------------------------------------
 Total dividends and
  distributions                         (0.67)           (4.51)
------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                         $43.97           $37.90
------------------------------------------------------------------
TOTAL RETURN*                           17.77%           17.35%
==================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                    $109,523          $36,006
 Ratio of expenses
  to average net
  assets                                 1.75%(a)         1.77%(a)
 Ratio of net invest-
  ment income to
  average net assets                       --             0.04%(a)
 Portfolio turnover
  ratio                                    23%              81%
 Average rate of
  commissions
  paid(b)                              $0.055           $0.047
================================================================================
 +  Commencement of operations.
 *  Excludes effect of sales load.
(a) Annualized.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

[LOGO] THE GUARDIAN[R]

       THE GUARDIAN
       INSURANCE & ANNUITY
       COMPANY, INC.

       A WHOLLY OWNED SUBSIDIARY OF
       THE GUARDIAN LIFE INSURANCE
       COMPANY OF AMERICA

       Semiannual Report
       to Contractowners


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       JUNE 30, 1997



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